RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
Summary of related party transactions

	For the six months ended June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Professional service fees incurred
Unitex Capital Ltd (a)	6,952	4,117	594

Note (a): For the six months ended June 30, 2022 and 2023, the Group paid RMB4,477 and RMB6,089 professional service fees to Unitex Capital Ltd, respectively.